Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of significant accounting policies

(1) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(2) Principles of consolidation and recognition of non-controlling interest

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

For majority-owned subsidiaries and VIEs, non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the controlling shareholder. Net income attributable to the non-controlling shareholders is recorded in the Group's Consolidated Statements of Operations.

The Group has adopted the guidance of accounting for variable interest entities, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity. The Group's management evaluated the relationships between the Company, PW Software and PW Network, the relationships between the Company, PW Software and PW Literature and the economic benefit flow of the above contractual arrangements. In connection with such evaluation, management also took into account the fact that PW Software control 100% of the shareholders' voting interests in the VIEs. The Group concluded that each of PW Network and PW Literature is a variable interest entity of the Company, of which the Company is the primary beneficiary. As a result, PW Network and its subsidiaries and PW literature's results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

As of December 31, 2010, the total assets of the consolidated VIEs were RMB1,554,529,584, mainly comprising cash and cash equivalents of RMB472,235,199, time deposits of RMB210,000,000 and goodwill of RMB227,355,604. As of December 31, 2010, the total liabilities of the consolidated VIEs were RMB738,122,389, mainly comprising receipts in advance of RMB145,263,735, deferred revenue of RMB271,959,733, accrued expenses and other liabilities of RMB127,418,693 and contingent consideration related to the acquisition of Xinbaoyuan and Baohong of RMB81,729,472. These balances are reflected in Company's consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset in any of consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs in the amount of RMB36,939,088 as of December 31, 2010. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

(3) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combination, assessment of impairment of intangible assets and goodwill, realization of deferred tax assets, share-based compensation expenses, ultimate revenue of a film or TV that is expected to be recognized from the exploitation, exhibition, and sales in all markets and territories and assessment of impairment for allowance for doubtful accounts and impairment of film and television costs.

(4) Foreign currency translation

The Group's reporting currency is Renminbi ("RMB"). The functional currency of the Company is US dollars. The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are included in Consolidated Statements of Operations. Total exchange losses, which were included in Others, net, were RMB12,187,231, RMB1,298,050 and RMB5,802,680 for the years ended December 31, 2008, 2009 and 2010, respectively.

The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting translation adjustments are recorded as comprehensive income in the Consolidated Statements of Shareholders' Equity. Total translation adjustment (loss) / gain were RMB(33,806,593), RMB124,213 and RMB(503,180) for the years ended December 31, 2008, 2009 and 2010, respectively.

(5) Convenience translation

Translations of balances in the balance sheet, statement of operations and statement of cash flow from RMB into United States dollar ("US$") as of and for the year ended December 31, 2010 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.6, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2010. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2010, or at any other rate.

(6) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

(7) Short-term investment

The Group classifies the short-term investment in debt securities as "available-for-sale." The Group made certain short-term floating interest rate deposit investments with certain financial institutions in 2010. These deposits had a short-term stated maturity date, and the issuer has guaranteed the return of the principal. These investments were recorded at fair market value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months and less than one year.

The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment loss in the Consolidated Statements of Operations. No impairment losses were recorded for the years ended December 31, 2008, 2009 and 2010.

(8) Fair value of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivables, long-term time deposits, accounts payables and accrued liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximate their fair value as the agreed interest rates are close to market rate.

(9) Accounts receivable, net

Accounts receivables are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

(10) Equity investments

Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment losses were recorded for the years ended December 31, 2008, 2009 and 2010.

(11) Film and television cost

Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were Nil, Nil and RMB4,812,737 for the years ended December 31, 2008, 2009 and 2010, respectively.

Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

(12) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office space	40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statement of Operations.

(13) Construction in progress

Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2009 and 2010, the balances of Construction in progress were RMB771,265,335 and RMB911,395,229, respectively, which were primarily related to the new office buildings under renovation but not ready for use.

(14) Intangible assets

Copyrights

Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combination

The Group performs valuation of the intangible assets arising from assets acquisition and business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 – 7.4 years
Trade mark	1 year
Customer relationship	1 year
Completed game	1.6 years
Trade name acquired from C&C Media acquisition	Indefinite life

The estimated useful lives of trade mark and customer relationship upon InterServ acquisition were originally five years and ten years, respectively. During the year ended December 31, 2009, the Group revised their estimation of useful lives to one year as a result of the inter-group resource re-allocation to support new games development and fully amortized the remaining cost in 2009.

In-progress research and development costs

The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired.

IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, prior to January 1, 2009, they were written off immediately. Beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets. Subsequent development costs which are qualified for the capitalization are continued to be cumulated in IPR&D after technological feasibility is established and until completion. Upon completion of the IPR&D, all capitalized costs are transferred to intangible assets and amortized over the estimated useful life. Capitalized research and development assets are subject to impairment testing until completed or abandoned.

Online game product development costs

The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 2(20) for more details regarding online game product development costs.

(15) Impairment of long-lived assets and intangible assets

Long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment of long-lived assets and intangible assets in the event that the carrying amount exceeds the fair value of these assets. No impairment of long-lived assets and intangible assets was recognized for any of the years presented.

(16) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. Any impairment losses recorded in the future could have a material adverse impact on the Group's financial condition and results of operations.

(17) Revenue recognition

Online game operation revenues

The Group earns revenue through providing online game services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time-based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target, which is ultimately recognized as a reduction of revenues. Accrued rebates are settled in the form of additional free prepaid cards.

Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2008, 2009 and 2010, the amount of expired prepaid cards was not material.

In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. For the years ended December 31, 2008, 2009 and 2010, the Group recognized RMB20,428,956, RMB41,027,456 and RMB61,931,492 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Overseas licensing revenues

The Group enters into licensing arrangements with overseas licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues

The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

(18) Deferred revenues

For online game revenues, deferred revenues represent online point fees received from customers, which have not been consumed by the end customer or expired. For overseas licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by overseas licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the exchangeable in-game items to be recognized beyond the next 12 months.

The deferred revenues related to online game operation as of December 31, 2009 and 2010 were RMB290,585,640 and RMB396,729,832, respectively. The deferred revenues related to overseas licensing as of December 31, 2009 and 2010 were RMB18,478,130 and RMB15,865,357, respectively.

(19) Cost of revenues

Online game related cost

Costs of online game services consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, value added tax ("VAT"), business tax and other direct costs of providing these services.

Before August 2009, PW Network was subject to VAT. Starting from August 2009, PW Network is subject to business tax. The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

Companies that fulfill certain criteria set by the relevant authorities, develop their own software products or online games and have the software product or online game registered with the relevant authorities in the PRC are entitled to a refund of 14% VAT. For relevant periods presented, PW Network met these criteria and therefore was entitled to the 14% refund. The VAT refund was recorded as a reduction of cost of revenues.

The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2008, 2009 and 2010 were RMB31,873,732, RMB70,629,145 and RMB99,702,834, respectively. See Note 16 for more details regarding VAT and business tax.

Film and television cost

See Note 2(11) for more details regarding film and television cost.

(20) Online game product development costs

Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material research and development cost, from April 2010, the Group started to capitalize the qualified research and development costs as intangible assets.

For the years ended December 31, 2008, 2009 and 2010, the amount of online game development costs capitalized as intangible assets was approximately Nil, Nil and RMB29,502,827 and is being amortized over the estimated life of the corresponding online games.

(21) Share-based compensation expense

Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected term of the awards, the expected share price volatility over the expected term of the awards, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(22) Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. For the years ended December 31, 2008, 2009 and 2010, the Group did not have any interest and penalties associated with tax positions, and the Group did not have any significant unrecognized uncertain tax positions.

(23) Statutory reserves

The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2008, 2009 and 2010, profit appropriation to statutory general reserve for the Group's entities incorporated in China was approximately RMB65,026,358, RMB86,617,974 and RMB57,700,883, respectively. No appropriation to other reserves were made for any of the years presented.

(24) Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expenses were RMB132,272,754, RMB158,403,334 and RMB178,102,579 for the years ended December 31, 2008, 2009 and 2010, respectively, and were recorded in sales and marketing expenses.

(25) Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

(26) Net earnings per share

Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(27) Dividends

The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

Under PRC regulations, the Group's subsidiaries and the VIEs incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and regulations. In addition, the Group's subsidiaries and the VIEs are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 2(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

(28) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

(29) Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the translation adjustments as comprehensive income / (loss) in the Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income. See Note 2(4) for more details concerning the translation adjustments.

(30) Recent accounting pronouncement

In October 2009, the Financial Accounting Standards Board ("FASB") issued new guidance on revenue recognition for arrangements with multiple deliverables and certain revenue arrangements that include software elements. By providing another alternative for determining the selling price of deliverables, the guidance for arrangements with multiple deliverables will allow companies to allocate consideration in multiple deliverable arrangements in a manner that better reflects the transaction's economics and will often result in earlier revenue recognition. The new guidance modifies the fair value requirements of previous guidance by allowing "best estimate of selling price" in addition to vendor-specific objective evidence ("VSOE") and other vendor objective evidence ("VOE," now referred to as "TPE," standing for third-party evidence) for determining the selling price of a deliverable. A vendor is now required to use its best estimate of the selling price when VSOE or TPE of the selling price cannot be determined. In addition, the residual method of allocating arrangement consideration is no longer permitted under the new guidance. The new guidance for certain revenue arrangements that include software elements removes non-software components of tangible products and certain software components of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The new guidance is effective for fiscal years beginning on or after June 15, 2010. However, companies may adopt the guidance as early as interim periods ended September 30, 2009. The guidance may be applied either prospectively from the beginning of the fiscal year for new or materially modified arrangements or retrospectively. The Group has not early adopted the new guidance and are currently evaluating the impact on the Group's consolidated financial statements of adopting this guidance.

In December 2010, FASB issued revised guidance on "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts." The revised guidance specifies that an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units' goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the revised guidance should be included in earnings as required by Section 350-20-35. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Group does not expect any material impact on the Group's consolidated financial statements of adopting this guidance.

In December 2010, FASB issued revised guidance on the "Disclosure of Supplementary Pro Forma Information for Business Combinations." The revised guidance specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The revised guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The revised guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group has not early adopted the new guidance and is currently evaluating the impact on the Group's consolidated financial statements disclosures of adopting this guidance.